Future Policy Benefits and Other Policyholder Liabilities	12 Months Ended
Dec. 31, 2014
Future Policy Benefits and Other Policyholder Liabilities
8.	Future Policy Benefits and Other Policyholder Liabilities

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2014 and 2013, future policy benefits and other policyholder liabilities consisted of the following:

	Successor	Predecessor
($ in thousands)	December 31, 2014	December 31, 2013
Traditional life insurance	$1,492,438	$1,548,134
Immediate fixed annuities	635,858	676,565
Accident and health insurance	1,462,110	1,324,268
Equity indexed annuities	1,895,889	—
Other	977,669	8,444

Total	$6,463,964	$3,557,411

Successor

Future policy benefits are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of present values range from 2.5% to 6.0% for setting reserves.

Predecessor

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits as of December 31, 2013:

Product	Mortality	Interest rate	Estimation method
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Immediate fixed annuities	1983 individual annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 0% to 8.8%	Present value of expected future benefits based on historical experience

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments